Financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Financial Risk Management [Abstract]
Disclosure of Exposure to Financial Risks
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Market risk - share price risk	Warrant liability	Sensitivity analysis	The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the profit or loss impact that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements

The Group manages credit risk relating to trade receivables through the implementation of credit policies and procedures.

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate
The balances held at the end of the year that give rise to currency risk exposure are presented in US$ in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2025 and June 30, 2024 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2025	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$95	$19	$(19)
Bank accounts – CHF	CHF93	$23	$(23)
Bank accounts – SGD	S$236	$37	$(37)
Bank accounts – EUR	EUR29	$7	$(7)
Trade and other receivables - USD	US$48	$10	$(10)
Trade and other receivables - SGD	S$191	$30	$(30)
Trade and other receivables - CHF	CHF4	$1	$(1)
Trade and other receivables - EUR	EUR101	$24	$(24)
Trade payables and accruals - USD	(US$1,376)	$(275)	$275
Trade payables and accruals - AUD	(A$458)	$(60)	$60
Trade payables and accruals - SGD	(S$177)	$(28)	$28
Trade payables and accruals - GBP	(GBP42)	$(12)	$12
Trade payables and accruals - CHF	(CHF61)	$(15)	$15
Provisions – USD	(US$1,750)	$(350)	$350
		$(589)	$589

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2024	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$819	$164	$(164)
Bank accounts – CHF	CHF96	$21	$(21)
Bank accounts – SGD	S$62	$9	$(9)
Bank accounts – EUR	EUR151	$32	$(32)
Trade and other receivables - USD	US$400	$80	$(80)
Trade and other receivables - SGD	S$396	$58	$(58)
Trade and other receivables - CHF	CHF4	$1	$(1)
Trade and other receivables - EUR	EUR175	$37	$(37)
Trade payables and accruals - USD	(US$1,024)	$(204)	$204
Trade payables and accruals - AUD	(A$130)	$(17)	$17
Trade payables and accruals - SGD	(S$217)	$(32)	$32
Trade payables and accruals - GBP	(GBP60)	$(15)	$15
Trade payables and accruals - EUR	(EUR36)	$(8)	$8
Trade payables and accruals - CHF	(CHF19)	$(4)	$4
Provisions – USD	(US$1,750)	$(350)	$350
		$(228)	$228

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2025 and June 30, 2024. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of June 30, 2025			As of June 30, 2024
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested – US$	4.18%	4.18%	117,902	1.84%	1.84%	25,123
Rate increase by 10%	4.60%	4.60%	493	2.02%	2.02%	46
Rate decrease by 10%	3.76%	3.76%	(493)	1.66%	1.66%	(46)

	As of June 30, 2025			As of June 30, 2024
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	3.35%	4.21%	49,235	3.85%	4.86%	22,169
Rate increase by 10%	3.69%	4.63%	185	4.24%	5.35%	95
Rate decrease by 10%	3.02%	3.79%	(185)	3.47%	4.37%	(95)

Summary of Borrowing to Price Rate Changes
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of June 30, 2025		As of June 30, 2024
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings – NovaQuest	11,153	9%	1,869	2%
Non-current borrowings
Borrowings – NovaQuest	67,739	56%	64,562	56%
	78,892	65%	66,431	58%

Schedule of Increase/Decrease of Share Price
The table below summarizes the impact of the increase/decrease of Mesoblast's share price on the Group's profit or loss during the period, based on the assumption that the share price had increased/decreased by 10% and 10% with all other variables held constant as of June 30, 2025 and June 30, 2024 respectively.

(in U.S. dollars, in thousands)	As of June 30, 2025	As of June 30, 2024
Financial liabilities
Warrant liability	5,724	4,647
Financial derivative liability	10,262	—
Impact on profit or (loss)
Share price increase by 10% (2024: 10%) - Warrant liability	(767)	(598)
Share price decrease by 10% (2024: 10%) - Warrant liability	751	587
Share price increase by 10% (2024: Nil) - Financial derivative liability	873	—
Share price decrease by 10% (2024: Nil) - Financial derivative liability	(925)	—

Schedule of Group's Receivables
Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	393	397
Cash at bank (Note 5(a)) - minimum A rated	161,158	62,563
Trade and other receivables
Receivable from other parties (non-rated)	13,911	1,403
Receivable from the Australian Government (Goods and Services Tax)	587	126
Receivable from the Singapore Government (Goods and Services Tax)	150	292
Receivable from the Australian Government (Foreign Withholding Tax)	22	400
Receivable from the Swiss Government (Value-Added Tax)	4	5
Receivable from minimum A rated bank deposits (interest)	2	23
Receivable from the United Kingdom Government (Foreign Withholding Tax)	2	—
Receivable from the Australian Government (Income Tax)	—	854
Receivable from the United States Government (Foreign Withholding Tax)	—	71
Other non-current assets
Minimum A rated bank deposits (held as security)	1,297	1,912

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value
As of June 30, 2025, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and removing probability adjustments as applicable for contingent consideration, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(61,909)	(80,911)	—	—	(142,820)	(121,894)
Trade payables	(19,089)	—	—	—	(19,089)	(19,082)
Lease liabilities	(3,015)	(2,005)	(1,941)	(60)	(7,021)	(6,263)
Contingent consideration(3)	(7,390)	—	—	—	(7,390)	(739)
	(91,403)	(82,916)	(1,941)	(60)	(176,320)	(147,978)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2025.
(2)In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated receipt of net sales of Ryoncil® for the treatment of pediatric SR-aGVHD in the United States and other territories excluding Asia.
(3)In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of Ryoncil® for the treatment of children and adults with aGVHD. Product royalties will be payable in cash which will be funded from royalties received from net sales. With respect to future milestone payments, contingent consideration will be payable in cash or shares at our discretion. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.